Cash and Cash Equivalents and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash - Cash and Cash Equivalents and Restricted Cash [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	$ 472,641	$ 471,408
Cash in bank	19,762,586	6,459,231
Subtotal	20,235,227	6,930,639
Restricted cash – current	100,764
Restricted cash – non-current	1,608,762	1,300,005
Subtotal	21,944,753	8,230,644
Cash at banks attributable to discontinued operations	28,642
Cash, cash equivalents, and restricted cash	$ 21,973,395	$ 8,230,644